UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Authorized Signatory
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler     Los Angeles, CA               02/14/2012
   --------------------------   ------------------------------------------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             56
                                               -------------

Form 13F Information Table Value Total:         $2,015,067
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207    6,691    137,000 SH       SOLE       0           137,000      0    0
APPLE INC                    COM            037833100   35,762     88,300 SH       SOLE       0            88,300      0    0
ARCH COAL INC                COM            039380100    1,841    126,848 SH       SOLE       0           126,848      0    0
BANK OF AMERICA CORPORATION  COM            060505104   70,723 12,720,044 SH       SOLE       0        12,720,044      0    0
BED BATH & BEYOND INC        COM            075896100    8,472    146,150 SH       SOLE       0           146,150      0    0
CAREFUSION CORP              COM            14170T101   33,801  1,330,228 SH       SOLE       0         1,330,228      0    0
CELANESE CORP DEL            COM SER A      150870103   26,731    603,824 SH       SOLE       0           603,824      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   32,336  1,450,682 SH       SOLE       0         1,450,682      0    0
CITIGROUP INC                COM NEW        172967424   98,469  3,742,645 SH       SOLE       0         3,742,645      0    0
COMCAST CORP NEW             CL A SPL       20030N200   35,999  1,527,964 SH       SOLE       0         1,527,964      0    0
COMCAST CORP NEW             CL A           20030N101   83,288  3,512,800 SH       SOLE       0         3,512,800      0    0
CONSOL ENERGY INC            COM            20854P109  101,564  2,767,400 SH       SOLE       0         2,767,400      0    0
CROCS INC                    COM            227046109   15,359  1,039,900 SH       SOLE       0         1,039,900      0    0
CVS CAREMARK CORPORATION     COM            126650100   47,507  1,164,960 SH       SOLE       0         1,164,960      0    0
DISH NETWORK CORP            CL A           25470M109   35,193  1,235,723 SH       SOLE       0         1,235,723      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   16,464  2,068,345 SH       SOLE       0         2,068,345      0    0
EL PASO CORP                 COM            28336L109   56,782  2,137,069 SH       SOLE       0         2,137,069      0    0
EOG RES INC                  COM            26875P101   36,853    374,100 SH       SOLE       0           374,100      0    0
EQT CORP                     COM            26884L109   13,955    254,700 SH       SOLE       0           254,700      0    0
EXPEDIA INC DEL              COM NEW        30212P303   25,247    870,000 SH       SOLE       0           870,000      0    0
FORTUNE BRANDS HOME & SEC IN COM            34964C106   38,082  2,236,200 SH       SOLE       0         2,236,200      0    0
GOOGLE INC                   CL A           38259P508   70,984    109,900 SH       SOLE       0           109,900      0    0
HEWLETT PACKARD CO           COM            428236103  131,251  5,095,151 SH       SOLE       0         5,095,151      0    0
INTL PAPER CO                COM            460146103   25,580    864,200 SH       SOLE       0           864,200      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   62,994  2,338,300 SH       SOLE       0         2,338,300      0    0
JEFFERIES GROUP INC NEW      COM            472319102   21,405  1,556,700 SH       SOLE       0         1,556,700      0    0
JPMORGAN CHASE & CO          COM            46625H100   33,649  1,012,000 SH       SOLE       0         1,012,000      0    0
KOHLS CORP                   COM            500255104    8,271    167,600 SH       SOLE       0           167,600      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   42,652  2,630,403 SH       SOLE       0         2,630,403      0    0
LOUISIANA PAC CORP           COM            546347105   49,877  6,180,534 SH       SOLE       0         6,180,534      0    0
LOWES COS INC                COM            548661107   19,446    766,200 SH       SOLE       0           766,200      0    0
M D C HLDGS INC              COM            552676108   13,706    777,400 SH       SOLE       0           777,400      0    0
MACYS INC                    COM            55616P104   42,876  1,332,386 SH       SOLE       0         1,332,386      0    0
MARATHON OIL CORP            COM            565849106   25,563    873,344 SH       SOLE       0           873,344      0    0
MARATHON PETE CORP           COM            56585A102   13,993    420,331 SH       SOLE       0           420,331      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   66,214  1,287,464 SH       SOLE       0         1,287,464      0    0
MEDTRONIC INC                COM            585055106   18,234    476,700 SH       SOLE       0           476,700      0    0
MICHAEL KORS HLDGS LTD       SHS            G60754101    4,633    170,000 SH       SOLE       0           170,000      0    0
MICROSOFT CORP               COM            594918104  104,605  4,029,461 SH       SOLE       0         4,029,461      0    0
NEWS CORP                    CL A           65248E104   85,284  4,780,495 SH       SOLE       0         4,780,495      0    0
OFFICE DEPOT INC             COM            676220106    2,150  1,000,000 SH  CALL SOLE       0         1,000,000      0    0
OFFICE DEPOT INC             COM            676220106   17,617  8,193,871 SH       SOLE       0         8,193,871      0    0
OFFICEMAX INC DEL            COM            67622P101   11,473  2,527,000 SH       SOLE       0         2,527,000      0    0
RANGE RES CORP               COM            75281A109   16,662    269,000 SH       SOLE       0           269,000      0    0
SANDRIDGE ENERGY INC         COM            80007P307    9,248  1,133,300 SH       SOLE       0         1,133,300      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   32,784  2,911,519 SH       SOLE       0         2,911,519      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   32,777  1,998,575 SH       SOLE       0         1,998,575      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107      737      4,850 SH       SOLE       0             4,850      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   34,625 14,797,000 SH       SOLE       0        14,797,000      0    0
TARGET CORP                  COM            87612E106   51,220  1,000,000 SH       SOLE       0         1,000,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   34,169    846,600 SH       SOLE       0           846,600      0    0
TRIPADVISOR INC              COM            896945201    6,634    263,142 SH       SOLE       0           263,142      0    0
VIACOM INC NEW               CL B           92553P201   17,828    392,600 SH       SOLE       0           392,600      0    0
WESTERN DIGITAL CORP         COM            958102105   31,764  1,026,287 SH       SOLE       0         1,026,287      0    0
WILLIAMS COS INC DEL         COM            969457100   19,556    592,253 SH       SOLE       0           592,253      0    0
YAHOO INC                    COM            984332106   33,487  2,076,039 SH       SOLE       0         2,076,039      0    0
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